EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three to five consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members. Subsequent to that date, and up until the Canadian DB Plan was closed to new entrants on January 1, 2024, benefits provided for these new members are based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index for employees hired prior to January 1, 2019. In 2023, TC Energy announced a plan amendment to the Canadian OPEB Plan. This plan will be closed for any eligible active employees that do not retire by December 31, 2024. All active employees who no longer meet the eligibility for the OPEB Plan will be eligible for a new plan that provides an annual health spending account to retirees and their dependents from retirement to age 65.
The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of Plan participants, which was approximately nine years at December 31, 2023 (2022 – nine years; 2021 – 10 years).
The Company also provides its employees with savings plans in Canada and Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 12 years at December 31, 2023 (2022 – 12 years and 2021 – 11 years). In 2023, the Company expensed $64 million (2022 – $64 million and 2021 – $58 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2023	2022	2021
(millions of Canadian $)

DB Plans	28	78	105
Other post-retirement benefit plans	9	8	8
Savings and DC Plans	64	64	58
	101	150	171
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. Total letters of credit provided to the Canadian DB plan at December 31, 2023 was $244 million (2022 – $322 million; 2021 – $322 million).
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2023 and the next required valuation is at January 1, 2024.
In 2022, a settlement occurred for the U.S. DB Plan as a result of lump sum payments made during the year. The impact of the settlement was determined using actuarial assumptions consistent with those employed at December 31, 2022. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, and was recorded in net benefit cost in 2022.
In mid-2021, the Company offered a one-time Voluntary Retirement Program (VRP) to eligible employees. Participants in the program retired by December 31, 2021 and received a transition payment along with existing retirement benefits. In 2021, the Company expensed $81 million mainly related to VRP transition payments which were included in Plant operating costs and other. In addition, $18 million was recorded in Revenues related to costs that are recoverable through regulatory and tolling structures on a flow-through basis.
As a result of employee participation in the VRP in 2021, a settlement and curtailment occurred for the U.S. DB Plan and a curtailment occurred in the U.S. OPEB Plan. The impact of these amounts was determined using actuarial assumptions consistent with those employed at December 31, 2021. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, while the curtailment gain decreased the U.S. DB Plan's benefit obligation by $5 million, both of which were recorded in net benefit cost in 2021. The curtailment loss decreased the OPEB Plan's unrealized actuarial gain by $3 million which was included in OCI and increased the OPEB Plan obligation by $3 million, resulting in no adjustment to net benefit cost in 2021.
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,081	4,027	310	419
Service cost	93	145	3	5
Interest cost	158	125	16	13
Employee contributions	7	6	2	2
Benefits paid	(185)	(324)	(44)	(24)
Actuarial (gain) loss	219	(949)	2	(120)
Foreign exchange rate changes	(17)	51	(4)	15
Benefit obligation – end of year	3,356	3,081	285	310
Change in Plan Assets
Plan assets at fair value – beginning of year	3,481	4,145	354	431
Actual return on plan assets	385	(483)	24	(89)
Employer contributions[2]	28	78	9	8
Employee contributions	7	6	2	2
Benefits paid	(185)	(324)	(23)	(24)
Foreign exchange rate changes	(19)	59	(8)	26
Plan assets at fair value – end of year	3,697	3,481	358	354
Funded Status – Plan Surplus	341	400	73	44
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2The Company reduced letters of credit by $78 million in the Canadian DB Plan (2022 – nil) for funding purposes.
The actuarial loss realized on the defined benefit plan obligation is primarily attributable to a decrease in the weighted average discount rate from 5.15 per cent in 2022 to 4.75 per cent in 2023.
The actuarial loss realized on the OPEB Plan obligation is primarily due to a decrease in the weighted average discount rate from 5.45 per cent in 2022 to 5.10 per cent in 2023.
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Other long-term assets (Note 16)	341	400	177	163
Accounts payable and other	—	—	(7)	(8)
Other long-term liabilities (Note 19)	—	—	(97)	(111)
	341	400	73	44
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2023	2022

Projected benefit obligation[1]	—	—	(104)	(119)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(104)	(119)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2023	2022
(millions of Canadian $)

Accumulated benefit obligation	(3,090)	(2,880)
Plan assets at fair value	3,697	3,481
Funded Status – Plan Surplus	607	601
The Company's DB Plans with respect to accumulated benefit obligations and the fair value of plan assets were fully funded as at December 31, 2023 and December 31, 2022.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2023	2022	2023

Fixed income securities	41%	38%	30% to 50%
Equity securities	44%	44%	30% to 55%
Other investments	15%	18%	10% to 25%
	100%	100%
Fixed income and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2023	2022	2023	2022

Fixed income securities	7	7	0.2%	0.2%
Equity securities	2	3	0.1%	0.1%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and may be used to hedge certain liabilities.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a         risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 29, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Asset Category
Cash and Cash Equivalents	68	55	1	1	—	—	69	56	2	1
Equity Securities:
Canadian	121	117	—	—	—	—	121	117	3	3
U.S.	965	897	—	—	—	—	965	897	24	24
International	167	172	187	172	—	—	354	344	9	9
Global	—	—	74	75	—	—	74	75	2	2
Emerging	54	50	140	127	—	—	194	177	5	5
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	266	221	—	—	266	221	7	6
Provincial	—	—	314	249	—	—	314	249	8	6
Municipal	—	—	16	12	—	—	16	12	—	—
Corporate	—	—	143	108	—	—	143	108	4	3
U.S. Bonds:
Federal	185	177	240	158	—	—	425	335	10	9
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	312	345	74	94	—	—	386	439	10	11
International:
Government	4	5	11	6	—	—	15	11	—	—
Corporate	—	—	83	58	—	—	83	58	2	1
Mortgage backed	43	36	17	1	—	—	60	37	1	1
Net forward contracts	—	—	(131)	(78)	—	—	(131)	(78)	(4)	(2)
Other Investments:
Real estate	—	—	—	—	283	336	283	336	7	9
Infrastructure	—	—	—	—	269	296	269	296	7	8
Private equity funds	—	—	—	—	10	—	10	—	—	—
Funds held on deposit	138	144	—	—	—	—	138	144	3	4
	2,057	1,998	1,436	1,205	562	632	4,055	3,835	100	100
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2021	565
Purchases and sales	52
Realized and unrealized gains (losses)	15
Balance at December 31, 2022	632
Purchases and sales	(76)
Realized and unrealized gains (losses)	6
Balance at December 31, 2023	562
In 2024, the Company's expects to make funding contributions of $6 million for the other post-retirement benefit plans, approximately $70 million for the savings plans and DC Plans and no contributions for the DB Plans. The Company is not expecting to issue any additional letters of credit for the funding of solvency requirements to the Canadian DB plan in 2024.
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2024	204	23
2025	207	23
2026	211	23
2027	214	22
2028	216	22
2029 to 2033	1,127	104
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2023. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2023	2022	2023	2022

Discount rate	4.75%	5.15%	5.10%	5.45%
Rate of compensation increase	3.20%	3.30%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2023	2022	2021	2023	2022	2021

Discount rate	5.15%	3.05%	2.70%	5.45%	3.10%	2.80%
Expected long-term rate of return on plan assets	6.45%	6.10%	6.15%	4.50%	3.25%	3.00%
Rate of compensation increase	3.25%	3.00%	2.60%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns and asset mix are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 5.95 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2024 measurement purposes. The rate was assumed to decrease gradually to 4.80 per cent by 2030 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2023	2022	2021	2023	2022	2021

Service cost[1]	93	145	171	3	5	6
Other components of net benefit cost[1]
Interest cost	158	125	119	16	13	12
Expected return on plan assets	(234)	(239)	(234)	(16)	(14)	(13)
Amortization of actuarial loss	—	10	23	—	1	2
Amortization of regulatory asset	—	12	27	—	1	2
Curtailment gain	—	—	(5)	—	—	—
Settlement gain – AOCI	—	(2)	(2)	—	—	—
	(76)	(94)	(72)	—	1	3
Net Benefit Cost Recognized	17	51	99	3	6	9
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2023		2022		2021
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	71	6	38	24	147	5
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2023		2022		2021
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	—	—	(10)	(1)	(23)	(2)
Curtailment	—	—	—	—	—	3
Settlement	—	—	2	—	2	—
Funded status adjustment	33	(18)	(101)	20	(190)	(18)
	33	(18)	(109)	19	(211)	(17)